Employee Benefit Plan, Comprehensive Text Block - EBP: 58-1111076 001	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
EBP, Plan Termination
NOTE 8 – PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

EBP, Description of Plan [Line Items]
EBP, Plan Termination
NOTE 8 – PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

EBP, Expense
NOTE 7 – ADMINISTRATIVE EXPENSES

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Certain other administrative expenses are paid directly by the Company. Investment related expenses are included in net appreciation of fair value of investments.